OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [Abstract]
OPERATING SEGMENTS

NOTE 8: - OPERATING SEGMENTS

a.	General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent company, Evogene, Evogene’s subsidiary AgPlenus Ltd., and the activities of Lavie Bio Ltd. that are classified as continuing operations. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd. The Human segment consists of certain activities of Evogene’s subsidiary Biomica Ltd. that are classified as continuing operations. The activities of Lavie Bio Ltd. and Biomica Ltd. classified as discontinued operations are presented separately under “Loss from discontinued operations, net” in the consolidated interim statement of profit or loss.

The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Ag-chemical products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds and grains to serve as a feedstock source for other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics.

Unallocated	-	Development activities related to the Company’s pharma operations, general development of enabling technologies for optimization and other corporate expenses.

Each segment’s performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

b.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2026

Revenues	$322	$106	$-	$253	$681

Operating loss	$(957)	$(572)	$-	$(3,858)	$(5,387)

Net financing expenses					$(1,741)

Share of loss from equity accounted investment					$(43)

Loss before taxes on income					$(7,171)

c.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture (*)	Industry	Human (*)	Unallocated	Total
	Unaudited

For the six months ended June 30, 2025

Revenues	$551	$2,166	$-	$160	$2,877

Operating loss	$(2,728)	$(280)	$(377)	$(1,468)	$(4,853)

Net financing income (*)					$828

Share of loss from equity accounted investment					$(66)

Loss before taxes on income					$(4,091)

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

d.	Major customers:

Detailed below are revenues from major customers each of which accounts for 10% or more, of total revenues:

	Six months ended June 30,
	2026	2025(*)
	Unaudited

Customer A (related to industrial segment)	-	71%
Customer B (related to industrial segment)	16%	-
Customer C (related to agriculture segment)	47%	15%
Customer D (related to unallocated segment)	14%	-

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

e.	Major contracts with customers:

During the six months ended June 30, 2026 and 2025, the Company did not enter into any collaboration agreements which amount to 10% or more of its total revenues for the period ended June 30, 2026 and June 30, 2025.

f.	Geographical information:

i.	Revenues based on the location of the customers are as follows:

	Six months ended June 30,
	2026	2025(*)
	Unaudited

Europe	47%	20%
Israel	37%	9%
Africa	16%	71%

	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.

ii.	The carrying amounts of non-current assets (property, plant and equipment and right of use assets) in Evogene’s country of domicile (Israel) and Africa, based on the location of the assets, are as follows:

	June 30, 2026	December 31, 2025 (*)
	Unaudited	Audited

Israel	97%	90%
Africa	3%	10%

	100%	100%

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.